Inventories	3 Months Ended
Jun. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Inventories

3. Inventories

At June 30, 2015 and December 31, 2014, inventories consisted of the following:

	June 30,	December 31,
	2015	2014
Finished goods	$703,429	$677,110
Health care supplies	235,371	170,614
Raw materials and purchased components	202,657	197,920
Work in process	66,510	69,910
Inventories	$1,207,967	$1,115,554